________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2002




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 29, 2002

Dear Shareholders,

"Just as there will be a great line of demarcation between the way the world operated pre-September 11 and the way it will operate in the future, we believe there will be a vast difference between the way the financial world operated pre-Enron and the way it will operate post-Enron." -Sequoia Fund 2001 Annual Report

It has been twenty-eight long months since the stock market averages peaked in March of 2000. By all accounts, the markets should have recovered by now.

I am reminded of one of the several guiding principles that the renowned investor, Sir John Templeton, says has enabled him to become one of the world's greatest investors.

Bear markets have always been temporary. Share prices have turned upward from one to twelve months before the bottom of the business cycle.

History does not always repeat itself in exactly the same way, however. The economy turned around in the first quarter of the year-Gross Domestic Product grew at an annual rate of 6.1% in the first quarter of this year (Standard & Poors Reports-April 2002). Recovery continued in the second quarter, but a slower pace.

Along with a recovering economy, the stock market was heading up in the first quarter, as one would expect. Yet, by the second quarter, while the economy kept recovering, the stock market started to falter. At second quarter's end, the S&P 500 index was down 13.8% to date (Standard & Poors Advisor Insight-6-28-02). The stock market seems to be disconnected with what is happening to the real economy.

The problem is what is  happening  in the real world.  Enron.  Arthur  Andersen.
Global Crossing. Tyco. Martha Stewart. Adelphia. Worldcom. Xerox. Terrorist alerts.

The breakdown in corporate financial reporting and governance has created a crisis in confidence. Yet, there is reason for hope. Our leaders in government and the accounting professionals are beginning to get the message that reforms are needed. Over the next several months we believe you will begin to see change. Oversight of the accounting profession will be strengthened. Auditors will become more vigilant. Corporate governance will be strengthened with more independent directors and more checks and balances. Those responsible for "cooking the books" or insider trading will be tried and some will go to jail. We believe that eventually, market forces, enforcement of existing regulations, and passage of some new regulations, will restore integrity to accounting and to the boardroom. We can even hope there also will be a renewed emphasis on personal integrity in all of business life, not for fear of being caught or publicly disgraced, but because it's the right thing to do.

The secret to our performance over the last year has been discipline. In a strange coincidence, I just finished reading When Genius Failed, an excellent book about the rise and fall of Long-Term Capital Management (LTCM). I say "strange" because even though LTCM and the Wisdom Fund are about as different as can be, the failure of the former and success of the latter teaches the same lesson. Investment success depends on personal discipline.

We are proud that Morningstar awarded the Wisdom Fund's Institutional and Investor Class Shares with its highest rating of five-stars in its Large Blend category on July 1, 2002 (This rating was based on three year return performance as of June 30, 2002. The Class B and Class C Shares of the fund had not yet been rated by Morningstar as of July 1, 2002 - Morningstar.com).

The fund has also outperformed Berkshire Hathaway^1 since the inception of the fund. We feel the reason for this is because of two main factors:

        1. Our holdings that act as proxies for the privately held companies of Berkshire have outperformed Berkshire's holdings, and
        2. Berkshire Hathaway trades at a premium to the net asset value of Berkshire's portfolio.

We just think about stocks as a business and then evaluate that business. This requires insulating yourself from popular opinion. We also don't think price-to-earnings, price-to-book, or price-to-sales ratios tell you very much. People seem to want a formula, but it's not that easy. To value something, you simply have to take its free cash flow from now to forever and then discount them back to the present using an appropriate discount rate. All cash is equal. You just need to evaluate a business's economic characteristics.

One thing important to know is what type of stocks we will not buy.

*Weak, money losing companies, generally with prices below $5.

*Speculative, money losing companies that have extreme valuations, often due to excitement over some type of emerging technology.

*Blue chip companies that are showing clear signs of weakness (especially on the balance sheet and cash flow statement) but retain their high valuations due to their image as stalwarts--and, in many cases, accounting tricks that maintain the illusion of strength.

As early as May 2000, Enron's disclosures were sending out red flags due to disclosures stating that Enron's chief financial officer was personally sharing in the profits of the off balance sheet entities being set up by Enron. Many times making money comes about from not losing money in stocks like Enron, WorldCom, Global Crossing, Xerox, etc.

We will continue to watch events unfold. We believe that investing in the same manner as we have since our inception over three years ago is the best way to ride out this crisis of confidence. We believe that eventually, confidence will be restored and a recovering economy and a low interest rate environment will create the conditions for markets to turn.

"The way to minimize risk is to focus on companies that are out of favor, and focus on companies that sell at significant discount."
-Michael Sandler, Clipper Fund, Investment Advisor, January 2002

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund



 1 There  are  material  differences  between  the  Wisdom  Fund  and  Berkshire
   Hathaway. The Wisdom Fund is a registered investment company and Berkshire Hathaway is a publicly held company. The Wisdom Fund will not be able to own the same portfolio as Berkshire Hathaway since some Berkshire Hathaway holdings are not publicly traded. There are some fees and expenses related to the management and distribution of the fund that are not paid by individuals who own Berkshire Hathaway (see the "Fees and Expenses of the Fund" section in the fund's prospectus). For more information on the differences between the Wisdom Fund and Berkshire Hathaway, please read the fund's prospectus in full.


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES

                     Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2002


[Line Graph Here}
--------------------------------------------------------------------------------

                             Wisdom Fund                    S&P 500
                      Institutional Class Shares       Total Return Index
--------------------------------------------------------------------------------
     02/16/99                 $25,000                      $25,000
     05/31/99                  24,889                       26,307
     08/31/99                  24,437                       26,767
     11/30/99                  25,340                       28,243
     02/29/00                  22,113                       27,867
     05/31/00                  25,295                       29,063
      8/31/00                  26,599                       31,135
     11/30/00                  28,898                       27,052
      2/28/01                  28,128                       25,582
      5/31/01                  28,001                       25,996
      8/31/01                  27,379                       23,542
     11/30/01                  27,690                       23,745
      2/28/02                  28,821                       23,158
      5/31/02                  30,181                       22,396


This graph depicts the performance of the Wisdom Fund - Institutional Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

      ----------------------- ---------------------- -----------------------
                                                          Since 2/16/99
            One Year              Three Years           (Commencement of
                                                           Operations)
      ----------------------- ---------------------- -----------------------
              7.78 %                 6.64 %                   5.90 %
      ----------------------- ---------------------- -----------------------


>>   The graph  assumes an initial  $25,000  investment  at  February  16,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2002, the value of the Fund's Institutional Class Shares would have grown to $30,181 - a cumulative total investment return of 20.72% since February 16, 1999.

>>   At May 31,  2002,  the value of a similar  investment  in the S&P 500 Total
     Return Index would have decreased to $22,396 - a cumulative total investment return of (10.41)% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 64.09%

      Apparel Manufacturing - 0.70%
        (a)Jones Apparel Group, Inc. ...........................................                     2,240               $    89,286
                                                                                                                         -----------

      Beverages - 10.02%
           The Coca-Cola Company ...............................................                    23,050                 1,280,658
                                                                                                                         -----------

      Building Materials - 0.90%
           Lowe's Companies, Inc. ..............................................                     2,130                   100,451
        (a)USG Corporation .....................................................                     2,400                    14,832
                                                                                                                         -----------
                                                                                                                             115,283
                                                                                                                         -----------
      Chemicals - 0.53%
           Great Lakes Chemical Corporation ....................................                     2,640                    67,003
                                                                                                                         -----------

      Commercial Services - 2.86%
           First American Corporation ..........................................                     6,150                   136,530
           H&R Block, Inc. .....................................................                     1,420                    63,758
           Moody's Corporation .................................................                     3,410                   164,226
                                                                                                                         -----------
                                                                                                                             364,514
                                                                                                                         -----------
      Computer Software & Services - 0.41%
           First Data Corporation ..............................................                       660                    52,272
                                                                                                                         -----------

      Cosmetics & Personal Care - 2.78%
           The Gillette Company ................................................                     9,980                   354,989
                                                                                                                         -----------

      Financial - Banks, Money Center - 4.21%
           MGIC Investment Corporation .........................................                     1,480                   107,714
           Wells Fargo Company .................................................                     8,222                   430,833
                                                                                                                         -----------
                                                                                                                             538,547
                                                                                                                         -----------
      Financial Services - 6.49%
           American Express Company ............................................                    18,850                   801,879
           SunTrust Banks, Inc. ................................................                       410                    27,950
                                                                                                                         -----------
                                                                                                                             829,829
                                                                                                                         -----------
      Insurance - Life & Health - 4.22%
           AFLAC, INCORPORATED .................................................                     3,630                   116,741
           Brown & Brown .......................................................                     5,480                   195,362
           CIGNA Corporation ...................................................                       887                    94,270
           Torchmark Corporation ...............................................                     3,280                   132,381
                                                                                                                         -----------
                                                                                                                             538,754
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 12.29%
           Ambac Financial Group, Inc. ...........................................                    2,330              $   156,949
           American International Group, Inc. ....................................                    2,485                  166,420
           American National Insurance Company ...................................                    1,200                  120,972
           Arthur J. Gallagher & Co. .............................................                    4,700                  165,675
           Loews Corporation .....................................................                    2,550                  145,605
           PartnerRe Ltd. ........................................................                    3,355                  169,360
           RenaissanceRe Holdings Ltd. ...........................................                    5,448                  198,852
           The Chubb Corporation .................................................                    1,550                  116,498
           The PMI Group, Inc. ...................................................                    1,750                  149,800
           The St. Paul Companies, Inc. ..........................................                    2,560                  109,082
        (a)Willis Group Holdings Limited .........................................                    2,200                   72,006
                                                                                                                         -----------
                                                                                                                           1,571,219
                                                                                                                         -----------
      Insurance - Property & Casualty - 7.97%
           ACE Limited ...........................................................                    2,860                   98,985
           Everest Re Group, Ltd. ................................................                    2,925                  183,134
           Fidelity National Financial, Inc. .....................................                    6,237                  190,665
           The Progressive Corporation ...........................................                    2,810                  166,380
           Wesco Financial Corporation ...........................................                      332                  103,584
           White Mountains Insurance Group Ltd. ..................................                      235                   83,425
           XL Capital Ltd. .......................................................                    2,175                  192,139
                                                                                                                         -----------
                                                                                                                           1,018,312
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,954
                                                                                                                         -----------

      Packaging & Containers - 0.13%
        (a)Sealed Air Corporation ................................................                      382                   17,095
                                                                                                                         -----------

      Publishing - Newspapers - 1.23%
           Gannett Co., Inc. .....................................................                      253                   19,177
           The Washington Post Company ...........................................                      223                  137,859
                                                                                                                         -----------
                                                                                                                             157,036
                                                                                                                         -----------
      Real Estate Investment Trusts - 1.10%
           HRPT Properties Trust .................................................                      475                    4,189
           Tanger Factory Outlet Centers, Inc. ...................................                    2,635                   71,488
           Town & Country Trust ..................................................                    2,976                   64,877
                                                                                                                         -----------
                                                                                                                             140,554
                                                                                                                         -----------
      Retail - Apparel - 0.07%
           The Gap, Inc. .........................................................                      600                    8,742
                                                                                                                         -----------

      Retail - Specialty Line - 1.20%
           The Sherwin-Williams Company ..........................................                    4,860                  153,576
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retirement / Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. .............................................                     4              $        26
                                                                                                                         -----------

      Telecommunications - 0.22%
           Shaw Communications Inc. .................................................                 1,677                   27,805
                                                                                                                         -----------

      Textiles - 3.38%
        (a)Mohawk Industries, Inc. ..................................................                 6,600                  432,432
                                                                                                                         -----------

      Transportation - Miscellaneous - 0.90%
           GATX Corporation .........................................................                 3,612                  115,403
                                                                                                                         -----------

      Utilities - Energy - 2.42%
           Duke Energy Corporation ..................................................                 1,650                   52,817
           FPL Group, Inc. ..........................................................                 1,565                   98,579
           Kinder Morgan, Inc. ......................................................                 2,200                   94,996
           Xcel Energy, Inc. ........................................................                 2,908                   62,493
                                                                                                                         -----------
                                                                                                                             308,885
                                                                                                                         -----------

           Total Common Stocks (Cost $6,782,857) ..........................................................                8,190,174
                                                                                                                         -----------

INVESTMENT COMPANIES - 8.87%

      Evergreen Money Market Fund Class I Shares #218 ...............................               566,647                  566,647
      Evergreen Select Money Market Fund Class I Shares #495 ........................               566,647                  566,647
                                                                                                                         -----------
           Total Investment Companies (Cost $1,133,294) ...................................................                1,133,294
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                       Principal                Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.09%

      United States Treasury Bill .................   $ 1,803,000              0.000%              06/27/02                1,800,968
           (Cost $1,799,339)                                                                                             -----------


Total Value of Investments (Cost $9,715,490 (b)) ....................................                 87.05 %            $11,124,436
Other Assets Less Liabilities .......................................................                 12.95 %              1,655,026
                                                                                                     ------              -----------

      Net Assets ....................................................................                100.00 %            $12,779,462
                                                                                                     ======              ===========





                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002



      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,554,006
           Unrealized depreciation ........................................................................                (145,060)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,408,946
                                                                                                                        ===========





































See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002


ASSETS
      Investments, at value (cost $9,715,490) .........................................................                $ 11,124,436
      Cash ............................................................................................                   1,285,651
      Income receivable ...............................................................................                      10,361
      Receivable for fund shares sold .................................................................                     396,667
      Other assets ....................................................................................                       6,691
      Due from advisor (note 2) .......................................................................                      10,182
                                                                                                                       ------------

           Total assets ...............................................................................                  12,833,988
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      28,878
      Payable for fund shares redeemed ................................................................                      25,648
                                                                                                                       ------------

           Total liabilities ..........................................................................                      54,526
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 12,779,462
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 11,604,385
      Accumulated net realized loss on investments ....................................................                    (233,869)
      Net unrealized appreciation on investments ......................................................                   1,408,946
                                                                                                                       ------------
                                                                                                                       $ 12,779,462
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,924,962 / 340,164 shares) ..............................................................                $      11.54
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($2,739,727 / 237,047 shares) ..............................................................                $      11.56
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $11.56) ........................................                $      12.27
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($4,307,197 / 374,474 shares) ..............................................................                $      11.50
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($1,807,576 / 156,591 shares) ..............................................................                $      11.54
                                                                                                                       ============









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ........................................................................................              $  25,199
           Dividends .......................................................................................                105,591
                                                                                                                          ---------

               Total income ................................................................................                130,790
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 43,289
           Fund administration fees (note 2) ...............................................................                 10,822
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  4,485
           Distribution and service fees - Class B Shares (note 3) .........................................                 21,457
           Distribution and service fees - Class C Shares (note 3) .........................................                 12,743
           Custody fees ....................................................................................                  4,816
           Registration and filing administration fees (note 2) ............................................                 13,256
           Fund accounting fees (note 2) ...................................................................                 54,866
           Audit fees ......................................................................................                 16,550
           Legal fees ......................................................................................                 32,038
           Securities pricing fees .........................................................................                  4,787
           Shareholder recordkeeping fees ..................................................................                 36,000
           Other accounting fees (note 2) ..................................................................                 13,178
           Shareholder servicing expenses ..................................................................                  8,028
           Registration and filing expenses ................................................................                 24,445
           Printing expenses ...............................................................................                  3,528
           Trustee fees and meeting expenses ...............................................................                  3,871
           Other operating expenses ........................................................................                  4,579
                                                                                                                          ---------

               Total expenses ..............................................................................                312,738
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (82,672)
                    Investment advisory fees waived (note 2) ...............................................                (43,289)
                                                                                                                          ---------

               Net expenses ................................................................................                186,777
                                                                                                                          ---------

                    Net investment loss ....................................................................                (55,987)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (233,249)
      Increase in unrealized appreciation on investments ...................................................                972,562
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                739,313
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 683,326
                                                                                                                          =========


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended         Year ended
                                                                                                        May 31,            May 31,
                                                                                                         2002               2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income ........................................................       $   (55,987)       $    67,158
         Net realized (loss) gain from investment transactions ...............................          (233,249)           133,782
         Increase in unrealized appreciation on investments ..................................           972,562            316,006
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations ...........................           683,326            516,946
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ..................................                 0            (46,816)
         Net investment income - Investor Class Shares .......................................                 0             (8,233)
         Net investment income - Class B Shares ..............................................                 0            (10,164)
         Net investment income - Class C Shares ..............................................                 0             (2,176)
         Net realized gain from investment transactions - Institutional Class Shares .........           (30,682)                 0
         Net realized gain from investment transactions - Investor Class Shares ..............           (15,741)                 0
         Net realized gain from investment transactions - Class B Shares .....................           (15,865)                 0
         Net realized gain from investment transactions - Class C Shares .....................           (10,533)                 0
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............................           (72,821)           (67,389)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ................         4,966,991          2,044,116
                                                                                                     -----------        -----------

                     Total increase in net assets ............................................         5,577,496          2,493,673

NET ASSETS
     Beginning of year .......................................................................         7,201,966          4,708,293
                                                                                                     -----------        -----------

     End of year .............................................................................       $12,779,462        $ 7,201,966
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2002                          May 31, 2001
                                                                 Shares              Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            44,137        $   469,606             15,229        $   164,250
Shares issued for reinvestment of distributions ........             2,873             30,682              4,121             46,817
Shares redeemed ........................................               (10)              (106)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            47,000        $   500,182             19,350        $   211,067
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................           179,059        $ 1,939,701             91,367        $   981,729
Shares issued for reinvestment of distributions ........             1,412             15,119                620              7,097
Shares redeemed ........................................           (59,071)          (596,651)           (42,417)          (438,259)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           121,400        $ 1,358,169             49,570        $   550,567
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................           328,961        $ 3,657,636             96,792        $ 1,011,560
Shares issued for reinvestment of distributions ........               984             10,520                445              5,128
Shares redeemed ........................................          (120,721)        (1,289,873)           (49,119)          (527,706)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           209,224        $ 2,378,283             48,118        $   488,982
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            81,920        $   907,685             74,463        $   808,411
Shares issued for reinvestment of distributions ........               971             10,423                191              2,176
Shares redeemed ........................................           (16,796)          (187,751)            (1,525)           (17,087)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            66,095        $   730,357             73,129        $   793,500
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           634,077        $ 6,974,628            277,851        $ 2,965,950
Shares issued for reinvestment of distributions ........             6,240             66,744              5,377             61,218
Shares redeemed ........................................          (196,598)        (2,074,381)           (93,061)          (983,052)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           443,719        $ 4,966,991            190,167        $ 2,044,116
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.80      $     9.90      $     9.91      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.02)           0.17            0.18            0.04
           Net realized and unrealized gain (loss) on investments          0.85            0.90           (0.01)          (0.09)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.83            1.07            0.17           (0.05)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.17)          (0.18)          (0.04)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.17)          (0.18)          (0.04)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.54      $    10.80      $     9.90      $     9.91
                                                                     ==========      ==========      ==========      ==========

Total return ....................................................          7.78 %         10.70 %          1.64 %         (0.45)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $3,924,962      $3,164,763      $2,710,312      $  498,213
                                                                     ==========      ==========      ==========      ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.19 %          3.30 %          5.05 %         23.94 %(b)
           After expense reimbursements and waived fees .........          1.71 %          0.26 %          0.00 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.65)%         (1.47)%         (2.87)%        (22.69)%(b)
           After expense reimbursements and waived fees .........         (0.17)%          1.57 %          2.18 %          1.26 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.








                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.84      $     9.93      $     9.92      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.04)           0.13            0.12            0.02
           Net realized and unrealized gain (loss) on investments          0.85            0.91            0.01           (0.08)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.81            1.04            0.13           (0.06)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.13)          (0.12)          (0.02)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.13)          (0.12)          (0.02)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.56      $    10.84      $     9.93      $     9.92
                                                                     ==========      ==========      ==========      ==========

Total return (c) ................................................          7.57 %         10.41 %          1.36 %         (0.58)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $2,739,727      $1,253,515      $  656,212      $       99
                                                                     ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.39 %          3.86 %          4.29 %         15.49 %(b)
           After expense reimbursements and waived fees .........          1.96 %          0.68 %          0.25 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.91)%         (1.97)%         (1.96)%        (14.68)%(b)
           After expense reimbursements and waived fees .........         (0.48)%          1.21 %          2.08 %          0.81 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.


                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $    10.87          $     9.97          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income .................................         (0.07)               0.06                0.04
           Net realized and unrealized gain (loss) on investments .......          0.79                0.90               (0.23)
                                                                             ----------          ----------          ----------

               Total from investment operations .........................          0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ........................................          0.00               (0.06)              (0.04)
           Net realized gain from investment transactions ...............         (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ......................................         (0.09)              (0.06)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    11.50          $    10.87          $     9.97
                                                                             ==========          ==========          ==========

Total return (c) ........................................................          6.72 %              9.60 %             (1.85)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .........................................    $4,307,197          $1,796,569          $1,168,374
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................          4.14 %              4.33 %              4.09 %(b)
           After expense reimbursements and waived fees .................          2.71 %              1.28 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................         (2.66)%             (2.50)%             (1.78)%(b)
           After expense reimbursements and waived fees .................         (1.23)%              0.56 %              1.31 %(b)

      Portfolio turnover rate ...........................................          6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $    10.91          $     9.98          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income ...............................           (0.10)               0.03                0.03
           Net realized and unrealized gain (loss) on investments .....            0.82                0.93               (0.22)
                                                                             ----------          ----------          ----------

               Total from investment operations .......................            0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ......................................            0.00               (0.03)              (0.03)
           Net realized gain from investment transactions .............           (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ....................................           (0.09)              (0.03)              (0.03)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    11.54          $    10.91          $     9.98
                                                                             ==========          ==========          ==========

Total return (c) ......................................................            6.69 %              9.64 %             (1.86)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .......................................      $1,807,576          $  987,119          $  173,395
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............            4.18 %              4.44 %              4.07 %(b)
           After expense reimbursements and waived fees ...............            2.71 %              1.41 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..............           (2.66)%             (2.62)%             (1.77)%(b)
           After expense reimbursements and waived fees ...............           (1.19)%              0.40 %              1.30 %(b)

      Portfolio turnover rate .........................................            6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  The Fund has capital loss carryforwards for federal income tax purposes of $174,661, which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. The Advisor's agreement to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses was amended on April 26, 2001 to increase the expense limitation for the fiscal year ending May 31, 2002. This agreement became effective on August 1, 2001 and the current ratios per class are stated above. The previous ratios consisted of a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $43,289 ($0.05 per share) and reimbursed $82,672 of the operating expenses incurred by the Fund for the year ended May 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2002, the Distributor retained sales charges in the amount of $10,204.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $4,485, $21,457, and $12,743, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,160,528 and $508,978, respectively, for the year ended May 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.09 per share in distributions for the year ended March 31, 2002, $0.09 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2002



NOTE 6 - INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

         The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2002 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
                                                                                      Number of
                                                                                     Portfolios
                           Position(s)  Length                                         in Fund
       Name, Address,       held with  of Time        Principal Occupation(s)          Complex
           and Age         Fund/Trust   Served          During Past 5 Years          Overseen by     Other Directorships Held by
                                                                                       Trustee                 Trustee
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                       Independent Trustee

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Jack E. Brinson, 69       Trustee      Since   Retired;  Previously,                       1     Independent Trustee - Gardner
                                        1997    President  of Brinson                             Lewis  Investment Trust for the
                                                Investment  Co.   (personal                       three  series  of  that  trust;
                                                investments) and  President                       The    Nottingham    Investment
                                                of Brinson Chevrolet,  Inc.                       Trust II for the  seven  series
                                                (auto dealership)                                 of that trust; Hillman Capital
                                                                                                  Management Investment Trust
                                                                                                  for the two series of
                                                                                                  that trust; and de Leon
                                                                                                  Funds Trust for the
                                                                                                  one series of that trust
                                                                                                  (all registered investment
                                                                                                  companies)
-------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                             Officers

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 C. Frank Watson, III, 31  Secretary    Since   President and Chief Operating             n/a                     n/a
                                        1997    Officer(since 1999)of The
                                                Nottingham Company (Administrator
                                                to the Funds); previously,
                                                Chief Operating  Officer
                                                of The Nottingham Company
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Julian G. Winters, 33     Treasurer    Since   Vice President-Compliance                  n/a                     n/a
                                        1998    Administration (since 1998)of The
                                                Nottingham Company; previously,
                                                Fund  Accountant of The
                                                Nottingham Company
 ------------------------- ---------- -------- ---------------------------------- -------------- --------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
June 21, 2002








__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2002




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 29, 2002

Dear Shareholders,

"Just as there will be a great line of demarcation between the way the world operated pre-September 11 and the way it will operate in the future, we believe there will be a vast difference between the way the financial world operated pre-Enron and the way it will operate post-Enron." -Sequoia Fund 2001 Annual Report

It has been twenty-eight long months since the stock market averages peaked in March of 2000. By all accounts, the markets should have recovered by now.

I am reminded of one of the several guiding principles that the renowned investor, Sir John Templeton, says has enabled him to become one of the world's greatest investors.

Bear markets have always been temporary. Share prices have turned upward from one to twelve months before the bottom of the business cycle.

History does not always repeat itself in exactly the same way, however. The economy turned around in the first quarter of the year-Gross Domestic Product grew at an annual rate of 6.1% in the first quarter of this year (Standard & Poors Reports-April 2002). Recovery continued in the second quarter, but a slower pace.

Along with a recovering economy, the stock market was heading up in the first quarter, as one would expect. Yet, by the second quarter, while the economy kept recovering, the stock market started to falter. At second quarter's end, the S&P 500 index was down 13.8% to date (Standard & Poors Advisor Insight-6-28-02). The stock market seems to be disconnected with what is happening to the real economy.

The problem is what is  happening  in the real world.  Enron.  Arthur  Andersen.
Global Crossing. Tyco. Martha Stewart. Adelphia. Worldcom. Xerox. Terrorist alerts.

The breakdown in corporate financial reporting and governance has created a crisis in confidence. Yet, there is reason for hope. Our leaders in government and the accounting professionals are beginning to get the message that reforms are needed. Over the next several months we believe you will begin to see change. Oversight of the accounting profession will be strengthened. Auditors will become more vigilant. Corporate governance will be strengthened with more independent directors and more checks and balances. Those responsible for "cooking the books" or insider trading will be tried and some will go to jail. We believe that eventually, market forces, enforcement of existing regulations, and passage of some new regulations, will restore integrity to accounting and to the boardroom. We can even hope there also will be a renewed emphasis on personal integrity in all of business life, not for fear of being caught or publicly disgraced, but because it's the right thing to do.

The secret to our performance over the last year has been discipline. In a strange coincidence, I just finished reading When Genius Failed, an excellent book about the rise and fall of Long-Term Capital Management (LTCM). I say "strange" because even though LTCM and the Wisdom Fund are about as different as can be, the failure of the former and success of the latter teaches the same lesson. Investment success depends on personal discipline.

We are proud that Morningstar awarded the Wisdom Fund's Institutional and Investor Class Shares with its highest rating of five-stars in its Large Blend category on July 1, 2002 (This rating was based on three year return performance as of June 30, 2002. The Class B and Class C Shares of the fund had not yet been rated by Morningstar as of July 1, 2002 - Morningstar.com).

The fund has also outperformed Berkshire Hathaway^1 since the inception of the fund. We feel the reason for this is because of two main factors:

        1. Our holdings that act as proxies for the privately held companies of Berkshire have outperformed Berkshire's holdings, and
        2. Berkshire Hathaway trades at a premium to the net asset value of Berkshire's portfolio.

We just think about stocks as a business and then evaluate that business. This requires insulating yourself from popular opinion. We also don't think price-to-earnings, price-to-book, or price-to-sales ratios tell you very much. People seem to want a formula, but it's not that easy. To value something, you simply have to take its free cash flow from now to forever and then discount them back to the present using an appropriate discount rate. All cash is equal. You just need to evaluate a business's economic characteristics.

One thing important to know is what type of stocks we will not buy.

*Weak, money losing companies, generally with prices below $5.

*Speculative, money losing companies that have extreme valuations, often due to excitement over some type of emerging technology.

*Blue chip companies that are showing clear signs of weakness (especially on the balance sheet and cash flow statement) but retain their high valuations due to their image as stalwarts--and, in many cases, accounting tricks that maintain the illusion of strength.

As early as May 2000, Enron's disclosures were sending out red flags due to disclosures stating that Enron's chief financial officer was personally sharing in the profits of the off balance sheet entities being set up by Enron. Many times making money comes about from not losing money in stocks like Enron, WorldCom, Global Crossing, Xerox, etc.

We will continue to watch events unfold. We believe that investing in the same manner as we have since our inception over three years ago is the best way to ride out this crisis of confidence. We believe that eventually, confidence will be restored and a recovering economy and a low interest rate environment will create the conditions for markets to turn.

"The way to minimize risk is to focus on companies that are out of favor, and focus on companies that sell at significant discount."
-Michael Sandler, Clipper Fund, Investment Advisor, January 2002

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund



 1 There  are  material  differences  between  the  Wisdom  Fund  and  Berkshire
   Hathaway. The Wisdom Fund is a registered investment company and Berkshire Hathaway is a publicly held company. The Wisdom Fund will not be able to own the same portfolio as Berkshire Hathaway since some Berkshire Hathaway holdings are not publicly traded. There are some fees and expenses related to the management and distribution of the fund that are not paid by individuals who own Berkshire Hathaway (see the "Fees and Expenses of the Fund" section in the fund's prospectus). For more information on the differences between the Wisdom Fund and Berkshire Hathaway, please read the fund's prospectus in full.


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2002


[Line Graph Here]
--------------------------------------------------------------------------------
                           Wisdom Fund                      S&P 500
                      Investor Class Shares            Total Return Index
--------------------------------------------------------------------------------
     02/16/99                $ 9,425                       $10,000
     05/31/99                  9,370                        10,523
     08/31/99                  9,191                        10,707
     11/30/99                  9,551                        11,297
     02/29/00                  8,311                        11,147
     05/31/00                  9,498                        11,625
      8/31/00                  9,986                        12,454
     11/30/00                 10,847                        10,821
      2/28/01                 10,545                        10,233
      5/31/01                 10,487                        10,399
      8/31/01                 10,255                         9,417
     11/30/01                 10,361                         9,498
      2/28/02                 10,783                         9,259
      5/31/02                 11,281                         8,959


This graph depicts the performance of the Wisdom Fund - Investor Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

------------------------------ --------------- --------------- -----------------
                                                                Since 2/16/99
                                  One Year      Three Years     (Commencement
                                                                Of Operations)
------------------------------ --------------- --------------- -----------------
        No Sales Load               7.57%           6.38%            5.62%
------------------------------ --------------- --------------- -----------------
   5.75% Maximum Sales Load         1.38%           4.30%            3.73%
------------------------------ --------------- --------------- -----------------


>> The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At May 31, 2002, the value of the Fund's Investor Class Shares would have increased to $11,281 - a cumulative total investment return of 12.81% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the value of the Fund's Investor Class Shares would have grown to $11,969 - a cumulative total investment return of 19.69% since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At May 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,959 - a cumulative total investment return of (10.41)% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 64.09%

      Apparel Manufacturing - 0.70%
        (a)Jones Apparel Group, Inc. ...........................................                     2,240               $    89,286
                                                                                                                         -----------

      Beverages - 10.02%
           The Coca-Cola Company ...............................................                    23,050                 1,280,658
                                                                                                                         -----------

      Building Materials - 0.90%
           Lowe's Companies, Inc. ..............................................                     2,130                   100,451
        (a)USG Corporation .....................................................                     2,400                    14,832
                                                                                                                         -----------
                                                                                                                             115,283
                                                                                                                         -----------
      Chemicals - 0.53%
           Great Lakes Chemical Corporation ....................................                     2,640                    67,003
                                                                                                                         -----------

      Commercial Services - 2.86%
           First American Corporation ..........................................                     6,150                   136,530
           H&R Block, Inc. .....................................................                     1,420                    63,758
           Moody's Corporation .................................................                     3,410                   164,226
                                                                                                                         -----------
                                                                                                                             364,514
                                                                                                                         -----------
      Computer Software & Services - 0.41%
           First Data Corporation ..............................................                       660                    52,272
                                                                                                                         -----------

      Cosmetics & Personal Care - 2.78%
           The Gillette Company ................................................                     9,980                   354,989
                                                                                                                         -----------

      Financial - Banks, Money Center - 4.21%
           MGIC Investment Corporation .........................................                     1,480                   107,714
           Wells Fargo Company .................................................                     8,222                   430,833
                                                                                                                         -----------
                                                                                                                             538,547
                                                                                                                         -----------
      Financial Services - 6.49%
           American Express Company ............................................                    18,850                   801,879
           SunTrust Banks, Inc. ................................................                       410                    27,950
                                                                                                                         -----------
                                                                                                                             829,829
                                                                                                                         -----------
      Insurance - Life & Health - 4.22%
           AFLAC, INCORPORATED .................................................                     3,630                   116,741
           Brown & Brown .......................................................                     5,480                   195,362
           CIGNA Corporation ...................................................                       887                    94,270
           Torchmark Corporation ...............................................                     3,280                   132,381
                                                                                                                         -----------
                                                                                                                             538,754
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 12.29%
           Ambac Financial Group, Inc. ...........................................                    2,330              $   156,949
           American International Group, Inc. ....................................                    2,485                  166,420
           American National Insurance Company ...................................                    1,200                  120,972
           Arthur J. Gallagher & Co. .............................................                    4,700                  165,675
           Loews Corporation .....................................................                    2,550                  145,605
           PartnerRe Ltd. ........................................................                    3,355                  169,360
           RenaissanceRe Holdings Ltd. ...........................................                    5,448                  198,852
           The Chubb Corporation .................................................                    1,550                  116,498
           The PMI Group, Inc. ...................................................                    1,750                  149,800
           The St. Paul Companies, Inc. ..........................................                    2,560                  109,082
        (a)Willis Group Holdings Limited .........................................                    2,200                   72,006
                                                                                                                         -----------
                                                                                                                           1,571,219
                                                                                                                         -----------
      Insurance - Property & Casualty - 7.97%
           ACE Limited ...........................................................                    2,860                   98,985
           Everest Re Group, Ltd. ................................................                    2,925                  183,134
           Fidelity National Financial, Inc. .....................................                    6,237                  190,665
           The Progressive Corporation ...........................................                    2,810                  166,380
           Wesco Financial Corporation ...........................................                      332                  103,584
           White Mountains Insurance Group Ltd. ..................................                      235                   83,425
           XL Capital Ltd. .......................................................                    2,175                  192,139
                                                                                                                         -----------
                                                                                                                           1,018,312
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,954
                                                                                                                         -----------

      Packaging & Containers - 0.13%
        (a)Sealed Air Corporation ................................................                      382                   17,095
                                                                                                                         -----------

      Publishing - Newspapers - 1.23%
           Gannett Co., Inc. .....................................................                      253                   19,177
           The Washington Post Company ...........................................                      223                  137,859
                                                                                                                         -----------
                                                                                                                             157,036
                                                                                                                         -----------
      Real Estate Investment Trusts - 1.10%
           HRPT Properties Trust .................................................                      475                    4,189
           Tanger Factory Outlet Centers, Inc. ...................................                    2,635                   71,488
           Town & Country Trust ..................................................                    2,976                   64,877
                                                                                                                         -----------
                                                                                                                             140,554
                                                                                                                         -----------
      Retail - Apparel - 0.07%
           The Gap, Inc. .........................................................                      600                    8,742
                                                                                                                         -----------

      Retail - Specialty Line - 1.20%
           The Sherwin-Williams Company ..........................................                    4,860                  153,576
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retirement / Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. .............................................                     4              $        26
                                                                                                                         -----------

      Telecommunications - 0.22%
           Shaw Communications Inc. .................................................                 1,677                   27,805
                                                                                                                         -----------

      Textiles - 3.38%
        (a)Mohawk Industries, Inc. ..................................................                 6,600                  432,432
                                                                                                                         -----------

      Transportation - Miscellaneous - 0.90%
           GATX Corporation .........................................................                 3,612                  115,403
                                                                                                                         -----------

      Utilities - Energy - 2.42%
           Duke Energy Corporation ..................................................                 1,650                   52,817
           FPL Group, Inc. ..........................................................                 1,565                   98,579
           Kinder Morgan, Inc. ......................................................                 2,200                   94,996
           Xcel Energy, Inc. ........................................................                 2,908                   62,493
                                                                                                                         -----------
                                                                                                                             308,885
                                                                                                                         -----------

           Total Common Stocks (Cost $6,782,857) ..........................................................                8,190,174
                                                                                                                         -----------

INVESTMENT COMPANIES - 8.87%

      Evergreen Money Market Fund Class I Shares #218 ...............................               566,647                  566,647
      Evergreen Select Money Market Fund Class I Shares #495 ........................               566,647                  566,647
                                                                                                                         -----------
           Total Investment Companies (Cost $1,133,294) ...................................................                1,133,294
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                       Principal                Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.09%

      United States Treasury Bill .................   $ 1,803,000              0.000%              06/27/02                1,800,968
           (Cost $1,799,339)                                                                                             -----------


Total Value of Investments (Cost $9,715,490 (b)) ....................................                 87.05 %            $11,124,436
Other Assets Less Liabilities .......................................................                 12.95 %              1,655,026
                                                                                                     ------              -----------

      Net Assets ....................................................................                100.00 %            $12,779,462
                                                                                                     ======              ===========





                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002



      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,554,006
           Unrealized depreciation ........................................................................                (145,060)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,408,946
                                                                                                                        ===========





































See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002


ASSETS
      Investments, at value (cost $9,715,490) .........................................................                $ 11,124,436
      Cash ............................................................................................                   1,285,651
      Income receivable ...............................................................................                      10,361
      Receivable for fund shares sold .................................................................                     396,667
      Other assets ....................................................................................                       6,691
      Due from advisor (note 2) .......................................................................                      10,182
                                                                                                                       ------------

           Total assets ...............................................................................                  12,833,988
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      28,878
      Payable for fund shares redeemed ................................................................                      25,648
                                                                                                                       ------------

           Total liabilities ..........................................................................                      54,526
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 12,779,462
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 11,604,385
      Accumulated net realized loss on investments ....................................................                    (233,869)
      Net unrealized appreciation on investments ......................................................                   1,408,946
                                                                                                                       ------------
                                                                                                                       $ 12,779,462
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,924,962 / 340,164 shares) ..............................................................                $      11.54
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($2,739,727 / 237,047 shares) ..............................................................                $      11.56
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $11.56) ........................................                $      12.27
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($4,307,197 / 374,474 shares) ..............................................................                $      11.50
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($1,807,576 / 156,591 shares) ..............................................................                $      11.54
                                                                                                                       ============









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ........................................................................................              $  25,199
           Dividends .......................................................................................                105,591
                                                                                                                          ---------

               Total income ................................................................................                130,790
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 43,289
           Fund administration fees (note 2) ...............................................................                 10,822
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  4,485
           Distribution and service fees - Class B Shares (note 3) .........................................                 21,457
           Distribution and service fees - Class C Shares (note 3) .........................................                 12,743
           Custody fees ....................................................................................                  4,816
           Registration and filing administration fees (note 2) ............................................                 13,256
           Fund accounting fees (note 2) ...................................................................                 54,866
           Audit fees ......................................................................................                 16,550
           Legal fees ......................................................................................                 32,038
           Securities pricing fees .........................................................................                  4,787
           Shareholder recordkeeping fees ..................................................................                 36,000
           Other accounting fees (note 2) ..................................................................                 13,178
           Shareholder servicing expenses ..................................................................                  8,028
           Registration and filing expenses ................................................................                 24,445
           Printing expenses ...............................................................................                  3,528
           Trustee fees and meeting expenses ...............................................................                  3,871
           Other operating expenses ........................................................................                  4,579
                                                                                                                          ---------

               Total expenses ..............................................................................                312,738
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (82,672)
                    Investment advisory fees waived (note 2) ...............................................                (43,289)
                                                                                                                          ---------

               Net expenses ................................................................................                186,777
                                                                                                                          ---------

                    Net investment loss ....................................................................                (55,987)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (233,249)
      Increase in unrealized appreciation on investments ...................................................                972,562
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                739,313
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 683,326
                                                                                                                          =========


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended         Year ended
                                                                                                        May 31,            May 31,
                                                                                                         2002               2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income ........................................................       $   (55,987)       $    67,158
         Net realized (loss) gain from investment transactions ...............................          (233,249)           133,782
         Increase in unrealized appreciation on investments ..................................           972,562            316,006
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations ...........................           683,326            516,946
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ..................................                 0            (46,816)
         Net investment income - Investor Class Shares .......................................                 0             (8,233)
         Net investment income - Class B Shares ..............................................                 0            (10,164)
         Net investment income - Class C Shares ..............................................                 0             (2,176)
         Net realized gain from investment transactions - Institutional Class Shares .........           (30,682)                 0
         Net realized gain from investment transactions - Investor Class Shares ..............           (15,741)                 0
         Net realized gain from investment transactions - Class B Shares .....................           (15,865)                 0
         Net realized gain from investment transactions - Class C Shares .....................           (10,533)                 0
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............................           (72,821)           (67,389)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ................         4,966,991          2,044,116
                                                                                                     -----------        -----------

                     Total increase in net assets ............................................         5,577,496          2,493,673

NET ASSETS
     Beginning of year .......................................................................         7,201,966          4,708,293
                                                                                                     -----------        -----------

     End of year .............................................................................       $12,779,462        $ 7,201,966
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2002                          May 31, 2001
                                                                 Shares              Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            44,137        $   469,606             15,229        $   164,250
Shares issued for reinvestment of distributions ........             2,873             30,682              4,121             46,817
Shares redeemed ........................................               (10)              (106)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            47,000        $   500,182             19,350        $   211,067
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................           179,059        $ 1,939,701             91,367        $   981,729
Shares issued for reinvestment of distributions ........             1,412             15,119                620              7,097
Shares redeemed ........................................           (59,071)          (596,651)           (42,417)          (438,259)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           121,400        $ 1,358,169             49,570        $   550,567
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................           328,961        $ 3,657,636             96,792        $ 1,011,560
Shares issued for reinvestment of distributions ........               984             10,520                445              5,128
Shares redeemed ........................................          (120,721)        (1,289,873)           (49,119)          (527,706)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           209,224        $ 2,378,283             48,118        $   488,982
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            81,920        $   907,685             74,463        $   808,411
Shares issued for reinvestment of distributions ........               971             10,423                191              2,176
Shares redeemed ........................................           (16,796)          (187,751)            (1,525)           (17,087)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            66,095        $   730,357             73,129        $   793,500
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           634,077        $ 6,974,628            277,851        $ 2,965,950
Shares issued for reinvestment of distributions ........             6,240             66,744              5,377             61,218
Shares redeemed ........................................          (196,598)        (2,074,381)           (93,061)          (983,052)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           443,719        $ 4,966,991            190,167        $ 2,044,116
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.80      $     9.90      $     9.91      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.02)           0.17            0.18            0.04
           Net realized and unrealized gain (loss) on investments          0.85            0.90           (0.01)          (0.09)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.83            1.07            0.17           (0.05)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.17)          (0.18)          (0.04)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.17)          (0.18)          (0.04)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.54      $    10.80      $     9.90      $     9.91
                                                                     ==========      ==========      ==========      ==========

Total return ....................................................          7.78 %         10.70 %          1.64 %         (0.45)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $3,924,962      $3,164,763      $2,710,312      $  498,213
                                                                     ==========      ==========      ==========      ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.19 %          3.30 %          5.05 %         23.94 %(b)
           After expense reimbursements and waived fees .........          1.71 %          0.26 %          0.00 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.65)%         (1.47)%         (2.87)%        (22.69)%(b)
           After expense reimbursements and waived fees .........         (0.17)%          1.57 %          2.18 %          1.26 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.








                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.84      $     9.93      $     9.92      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.04)           0.13            0.12            0.02
           Net realized and unrealized gain (loss) on investments          0.85            0.91            0.01           (0.08)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.81            1.04            0.13           (0.06)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.13)          (0.12)          (0.02)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.13)          (0.12)          (0.02)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.56      $    10.84      $     9.93      $     9.92
                                                                     ==========      ==========      ==========      ==========

Total return (c) ................................................          7.57 %         10.41 %          1.36 %         (0.58)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $2,739,727      $1,253,515      $  656,212      $       99
                                                                     ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.39 %          3.86 %          4.29 %         15.49 %(b)
           After expense reimbursements and waived fees .........          1.96 %          0.68 %          0.25 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.91)%         (1.97)%         (1.96)%        (14.68)%(b)
           After expense reimbursements and waived fees .........         (0.48)%          1.21 %          2.08 %          0.81 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.


                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $    10.87          $     9.97          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income .................................         (0.07)               0.06                0.04
           Net realized and unrealized gain (loss) on investments .......          0.79                0.90               (0.23)
                                                                             ----------          ----------          ----------

               Total from investment operations .........................          0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ........................................          0.00               (0.06)              (0.04)
           Net realized gain from investment transactions ...............         (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ......................................         (0.09)              (0.06)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    11.50          $    10.87          $     9.97
                                                                             ==========          ==========          ==========

Total return (c) ........................................................          6.72 %              9.60 %             (1.85)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .........................................    $4,307,197          $1,796,569          $1,168,374
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................          4.14 %              4.33 %              4.09 %(b)
           After expense reimbursements and waived fees .................          2.71 %              1.28 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................         (2.66)%             (2.50)%             (1.78)%(b)
           After expense reimbursements and waived fees .................         (1.23)%              0.56 %              1.31 %(b)

      Portfolio turnover rate ...........................................          6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $    10.91          $     9.98          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income ...............................           (0.10)               0.03                0.03
           Net realized and unrealized gain (loss) on investments .....            0.82                0.93               (0.22)
                                                                             ----------          ----------          ----------

               Total from investment operations .......................            0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ......................................            0.00               (0.03)              (0.03)
           Net realized gain from investment transactions .............           (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ....................................           (0.09)              (0.03)              (0.03)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    11.54          $    10.91          $     9.98
                                                                             ==========          ==========          ==========

Total return (c) ......................................................            6.69 %              9.64 %             (1.86)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .......................................      $1,807,576          $  987,119          $  173,395
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............            4.18 %              4.44 %              4.07 %(b)
           After expense reimbursements and waived fees ...............            2.71 %              1.41 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..............           (2.66)%             (2.62)%             (1.77)%(b)
           After expense reimbursements and waived fees ...............           (1.19)%              0.40 %              1.30 %(b)

      Portfolio turnover rate .........................................            6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  The Fund has capital loss carryforwards for federal income tax purposes of $174,661, which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. The Advisor's agreement to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses was amended on April 26, 2001 to increase the expense limitation for the fiscal year ending May 31, 2002. This agreement became effective on August 1, 2001 and the current ratios per class are stated above. The previous ratios consisted of a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $43,289 ($0.05 per share) and reimbursed $82,672 of the operating expenses incurred by the Fund for the year ended May 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2002, the Distributor retained sales charges in the amount of $10,204.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $4,485, $21,457, and $12,743, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,160,528 and $508,978, respectively, for the year ended May 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.09 per share in distributions for the year ended March 31, 2002, $0.09 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2002



NOTE 6 - INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

         The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2002 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
                                                                                      Number of
                                                                                     Portfolios
                           Position(s)  Length                                         in Fund
       Name, Address,       held with  of Time        Principal Occupation(s)          Complex
           and Age         Fund/Trust   Served          During Past 5 Years         Overseen by      Other Directorships Held by
                                                                                       Trustee                 Trustee
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                       Independent Trustee

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Jack E. Brinson, 69       Trustee      Since   Retired;  Previously,                       1     Independent Trustee - Gardner
                                        1997    President  of Brinson                             Lewis  Investment Trust for the
                                                Investment  Co.   (personal                       three  series  of  that  trust;
                                                investments) and  President                       The    Nottingham    Investment
                                                of Brinson Chevrolet,  Inc.                       Trust II for the  seven  series
                                                (auto dealership)                                 of that trust; Hillman Capital
                                                                                                  Management Investment Trust
                                                                                                  for the two series of
                                                                                                  that trust; and de Leon
                                                                                                  Funds Trust for the
                                                                                                  one series of that trust
                                                                                                  (all registered investment
                                                                                                  companies)
-------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                             Officers

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 C. Frank Watson, III, 31  Secretary    Since   President and Chief Operating             n/a                     n/a
                                        1997    Officer(since 1999)of The
                                                Nottingham Company (Administrator
                                                to the Funds); previously,
                                                Chief Operating  Officer
                                                of The Nottingham Company
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Julian G. Winters, 33     Treasurer    Since   Vice President-Compliance                  n/a                     n/a
                                        1998    Administration (since 1998)of The
                                                Nottingham Company; previously,
                                                Fund  Accountant of The
                                                Nottingham Company
 ------------------------- ---------- -------- ---------------------------------- -------------- --------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
June 21, 2002









__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS B SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2002




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 29, 2002

Dear Shareholders,

"Just as there will be a great line of demarcation between the way the world operated pre-September 11 and the way it will operate in the future, we believe there will be a vast difference between the way the financial world operated pre-Enron and the way it will operate post-Enron." -Sequoia Fund 2001 Annual Report

It has been twenty-eight long months since the stock market averages peaked in March of 2000. By all accounts, the markets should have recovered by now.

I am reminded of one of the several guiding principles that the renowned investor, Sir John Templeton, says has enabled him to become one of the world's greatest investors.

Bear markets have always been temporary. Share prices have turned upward from one to twelve months before the bottom of the business cycle.

History does not always repeat itself in exactly the same way, however. The economy turned around in the first quarter of the year-Gross Domestic Product grew at an annual rate of 6.1% in the first quarter of this year (Standard & Poors Reports-April 2002). Recovery continued in the second quarter, but a slower pace.

Along with a recovering economy, the stock market was heading up in the first quarter, as one would expect. Yet, by the second quarter, while the economy kept recovering, the stock market started to falter. At second quarter's end, the S&P 500 index was down 13.8% to date (Standard & Poors Advisor Insight-6-28-02). The stock market seems to be disconnected with what is happening to the real economy.

The problem is what is  happening  in the real world.  Enron.  Arthur  Andersen.
Global Crossing. Tyco. Martha Stewart. Adelphia. Worldcom. Xerox. Terrorist alerts.

The breakdown in corporate financial reporting and governance has created a crisis in confidence. Yet, there is reason for hope. Our leaders in government and the accounting professionals are beginning to get the message that reforms are needed. Over the next several months we believe you will begin to see change. Oversight of the accounting profession will be strengthened. Auditors will become more vigilant. Corporate governance will be strengthened with more independent directors and more checks and balances. Those responsible for "cooking the books" or insider trading will be tried and some will go to jail. We believe that eventually, market forces, enforcement of existing regulations, and passage of some new regulations, will restore integrity to accounting and to the boardroom. We can even hope there also will be a renewed emphasis on personal integrity in all of business life, not for fear of being caught or publicly disgraced, but because it's the right thing to do.

The secret to our performance over the last year has been discipline. In a strange coincidence, I just finished reading When Genius Failed, an excellent book about the rise and fall of Long-Term Capital Management (LTCM). I say "strange" because even though LTCM and the Wisdom Fund are about as different as can be, the failure of the former and success of the latter teaches the same lesson. Investment success depends on personal discipline.

We are proud that Morningstar awarded the Wisdom Fund's Institutional and Investor Class Shares with its highest rating of five-stars in its Large Blend category on July 1, 2002 (This rating was based on three year return performance as of June 30, 2002. The Class B and Class C Shares of the fund had not yet been rated by Morningstar as of July 1, 2002 - Morningstar.com).

The fund has also outperformed Berkshire Hathaway^1 since the inception of the fund. We feel the reason for this is because of two main factors:

        1. Our holdings that act as proxies for the privately held companies of Berkshire have outperformed Berkshire's holdings, and
        2. Berkshire Hathaway trades at a premium to the net asset value of Berkshire's portfolio.

We just think about stocks as a business and then evaluate that business. This requires insulating yourself from popular opinion. We also don't think price-to-earnings, price-to-book, or price-to-sales ratios tell you very much. People seem to want a formula, but it's not that easy. To value something, you simply have to take its free cash flow from now to forever and then discount them back to the present using an appropriate discount rate. All cash is equal. You just need to evaluate a business's economic characteristics.

One thing important to know is what type of stocks we will not buy.

*Weak, money losing companies, generally with prices below $5.

*Speculative, money losing companies that have extreme valuations, often due to excitement over some type of emerging technology.

*Blue chip companies that are showing clear signs of weakness (especially on the balance sheet and cash flow statement) but retain their high valuations due to their image as stalwarts--and, in many cases, accounting tricks that maintain the illusion of strength.

As early as May 2000, Enron's disclosures were sending out red flags due to disclosures stating that Enron's chief financial officer was personally sharing in the profits of the off balance sheet entities being set up by Enron. Many times making money comes about from not losing money in stocks like Enron, WorldCom, Global Crossing, Xerox, etc.

We will continue to watch events unfold. We believe that investing in the same manner as we have since our inception over three years ago is the best way to ride out this crisis of confidence. We believe that eventually, confidence will be restored and a recovering economy and a low interest rate environment will create the conditions for markets to turn.

"The way to minimize risk is to focus on companies that are out of favor, and focus on companies that sell at significant discount."
-Michael Sandler, Clipper Fund, Investment Advisor, January 2002

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund



 1 There  are  material  differences  between  the  Wisdom  Fund  and  Berkshire
   Hathaway. The Wisdom Fund is a registered investment company and Berkshire Hathaway is a publicly held company. The Wisdom Fund will not be able to own the same portfolio as Berkshire Hathaway since some Berkshire Hathaway holdings are not publicly traded. There are some fees and expenses related to the management and distribution of the fund that are not paid by individuals who own Berkshire Hathaway (see the "Fees and Expenses of the Fund" section in the fund's prospectus). For more information on the differences between the Wisdom Fund and Berkshire Hathaway, please read the fund's prospectus in full.


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                                 CLASS B SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2002


[Line Graph Here]
--------------------------------------------------------------------------------
                            Wisdom Fund                    S&P 500 Total
                           Class B Shares                  Return Index
--------------------------------------------------------------------------------
 11/16/99                    $10,000                        $10,000
 02/29/00                      8,613                          9,655
 05/31/00                      9,815                         10,070
 08/31/00                     10,307                         10,787
 11/30/00                     11,164                          9,373
 02/28/01                     10,841                          8,863
 05/31/01                     10,757                          9,007
 08/31/01                     10,499                          8,156
 11/30/01                     10,588                          8,227
 02/28/02                     11,000                          8,020
 05/31/02                     11,179                          7,760


This graph depicts the performance of the Wisdom Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

      ------------------------------ -------------- ---------------------
                                                        Since 11/16/99
                                       One Year         (Commencement
                                                        of Operations)
      ------------------------------ -------------- ---------------------
            No Sales Charges             6.72%              5.58%
      ------------------------------ -------------- ---------------------
          Maximum Sales Charge           2.72%              4.49%
      ------------------------------ -------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the applicable maximum contingent deferred sales charge ("CDSC"), taken on the last day of the most recently completed fiscal year. The table above includes the maximum CDSC corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested.

>> At May 31, 2002, the value of the Fund's Class B Shares would have increased to $11,179 - a cumulative total investment return of 11.79% since November 16, 1999. Without the deduction of the 3% maximum CDSC for the length of time the investment was held, the value of the Fund's Class B Shares would have increased to $11,479 - a cumulative total investment return of 14.79% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2002, a similar investment in the S&P 500 Total Return Index would have decreased to $7,760 - a cumulative total investment return of (22.40)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 64.09%

      Apparel Manufacturing - 0.70%
        (a)Jones Apparel Group, Inc. ...........................................                     2,240               $    89,286
                                                                                                                         -----------

      Beverages - 10.02%
           The Coca-Cola Company ...............................................                    23,050                 1,280,658
                                                                                                                         -----------

      Building Materials - 0.90%
           Lowe's Companies, Inc. ..............................................                     2,130                   100,451
        (a)USG Corporation .....................................................                     2,400                    14,832
                                                                                                                         -----------
                                                                                                                             115,283
                                                                                                                         -----------
      Chemicals - 0.53%
           Great Lakes Chemical Corporation ....................................                     2,640                    67,003
                                                                                                                         -----------

      Commercial Services - 2.86%
           First American Corporation ..........................................                     6,150                   136,530
           H&R Block, Inc. .....................................................                     1,420                    63,758
           Moody's Corporation .................................................                     3,410                   164,226
                                                                                                                         -----------
                                                                                                                             364,514
                                                                                                                         -----------
      Computer Software & Services - 0.41%
           First Data Corporation ..............................................                       660                    52,272
                                                                                                                         -----------

      Cosmetics & Personal Care - 2.78%
           The Gillette Company ................................................                     9,980                   354,989
                                                                                                                         -----------

      Financial - Banks, Money Center - 4.21%
           MGIC Investment Corporation .........................................                     1,480                   107,714
           Wells Fargo Company .................................................                     8,222                   430,833
                                                                                                                         -----------
                                                                                                                             538,547
                                                                                                                         -----------
      Financial Services - 6.49%
           American Express Company ............................................                    18,850                   801,879
           SunTrust Banks, Inc. ................................................                       410                    27,950
                                                                                                                         -----------
                                                                                                                             829,829
                                                                                                                         -----------
      Insurance - Life & Health - 4.22%
           AFLAC, INCORPORATED .................................................                     3,630                   116,741
           Brown & Brown .......................................................                     5,480                   195,362
           CIGNA Corporation ...................................................                       887                    94,270
           Torchmark Corporation ...............................................                     3,280                   132,381
                                                                                                                         -----------
                                                                                                                             538,754
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 12.29%
           Ambac Financial Group, Inc. ...........................................                    2,330              $   156,949
           American International Group, Inc. ....................................                    2,485                  166,420
           American National Insurance Company ...................................                    1,200                  120,972
           Arthur J. Gallagher & Co. .............................................                    4,700                  165,675
           Loews Corporation .....................................................                    2,550                  145,605
           PartnerRe Ltd. ........................................................                    3,355                  169,360
           RenaissanceRe Holdings Ltd. ...........................................                    5,448                  198,852
           The Chubb Corporation .................................................                    1,550                  116,498
           The PMI Group, Inc. ...................................................                    1,750                  149,800
           The St. Paul Companies, Inc. ..........................................                    2,560                  109,082
        (a)Willis Group Holdings Limited .........................................                    2,200                   72,006
                                                                                                                         -----------
                                                                                                                           1,571,219
                                                                                                                         -----------
      Insurance - Property & Casualty - 7.97%
           ACE Limited ...........................................................                    2,860                   98,985
           Everest Re Group, Ltd. ................................................                    2,925                  183,134
           Fidelity National Financial, Inc. .....................................                    6,237                  190,665
           The Progressive Corporation ...........................................                    2,810                  166,380
           Wesco Financial Corporation ...........................................                      332                  103,584
           White Mountains Insurance Group Ltd. ..................................                      235                   83,425
           XL Capital Ltd. .......................................................                    2,175                  192,139
                                                                                                                         -----------
                                                                                                                           1,018,312
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,954
                                                                                                                         -----------

      Packaging & Containers - 0.13%
        (a)Sealed Air Corporation ................................................                      382                   17,095
                                                                                                                         -----------

      Publishing - Newspapers - 1.23%
           Gannett Co., Inc. .....................................................                      253                   19,177
           The Washington Post Company ...........................................                      223                  137,859
                                                                                                                         -----------
                                                                                                                             157,036
                                                                                                                         -----------
      Real Estate Investment Trusts - 1.10%
           HRPT Properties Trust .................................................                      475                    4,189
           Tanger Factory Outlet Centers, Inc. ...................................                    2,635                   71,488
           Town & Country Trust ..................................................                    2,976                   64,877
                                                                                                                         -----------
                                                                                                                             140,554
                                                                                                                         -----------
      Retail - Apparel - 0.07%
           The Gap, Inc. .........................................................                      600                    8,742
                                                                                                                         -----------

      Retail - Specialty Line - 1.20%
           The Sherwin-Williams Company ..........................................                    4,860                  153,576
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retirement / Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. .............................................                     4              $        26
                                                                                                                         -----------

      Telecommunications - 0.22%
           Shaw Communications Inc. .................................................                 1,677                   27,805
                                                                                                                         -----------

      Textiles - 3.38%
        (a)Mohawk Industries, Inc. ..................................................                 6,600                  432,432
                                                                                                                         -----------

      Transportation - Miscellaneous - 0.90%
           GATX Corporation .........................................................                 3,612                  115,403
                                                                                                                         -----------

      Utilities - Energy - 2.42%
           Duke Energy Corporation ..................................................                 1,650                   52,817
           FPL Group, Inc. ..........................................................                 1,565                   98,579
           Kinder Morgan, Inc. ......................................................                 2,200                   94,996
           Xcel Energy, Inc. ........................................................                 2,908                   62,493
                                                                                                                         -----------
                                                                                                                             308,885
                                                                                                                         -----------

           Total Common Stocks (Cost $6,782,857) ..........................................................                8,190,174
                                                                                                                         -----------

INVESTMENT COMPANIES - 8.87%

      Evergreen Money Market Fund Class I Shares #218 ...............................               566,647                  566,647
      Evergreen Select Money Market Fund Class I Shares #495 ........................               566,647                  566,647
                                                                                                                         -----------
           Total Investment Companies (Cost $1,133,294) ...................................................                1,133,294
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                       Principal                Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.09%

      United States Treasury Bill .................   $ 1,803,000              0.000%              06/27/02                1,800,968
           (Cost $1,799,339)                                                                                             -----------


Total Value of Investments (Cost $9,715,490 (b)) ....................................                 87.05 %            $11,124,436
Other Assets Less Liabilities .......................................................                 12.95 %              1,655,026
                                                                                                     ------              -----------

      Net Assets ....................................................................                100.00 %            $12,779,462
                                                                                                     ======              ===========





                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002



      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,554,006
           Unrealized depreciation ........................................................................                (145,060)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,408,946
                                                                                                                        ===========





































See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002


ASSETS
      Investments, at value (cost $9,715,490) .........................................................                $ 11,124,436
      Cash ............................................................................................                   1,285,651
      Income receivable ...............................................................................                      10,361
      Receivable for fund shares sold .................................................................                     396,667
      Other assets ....................................................................................                       6,691
      Due from advisor (note 2) .......................................................................                      10,182
                                                                                                                       ------------

           Total assets ...............................................................................                  12,833,988
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      28,878
      Payable for fund shares redeemed ................................................................                      25,648
                                                                                                                       ------------

           Total liabilities ..........................................................................                      54,526
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 12,779,462
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 11,604,385
      Accumulated net realized loss on investments ....................................................                    (233,869)
      Net unrealized appreciation on investments ......................................................                   1,408,946
                                                                                                                       ------------
                                                                                                                       $ 12,779,462
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,924,962 / 340,164 shares) ..............................................................                $      11.54
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($2,739,727 / 237,047 shares) ..............................................................                $      11.56
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $11.56) ........................................                $      12.27
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($4,307,197 / 374,474 shares) ..............................................................                $      11.50
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($1,807,576 / 156,591 shares) ..............................................................                $      11.54
                                                                                                                       ============









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ........................................................................................              $  25,199
           Dividends .......................................................................................                105,591
                                                                                                                          ---------

               Total income ................................................................................                130,790
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 43,289
           Fund administration fees (note 2) ...............................................................                 10,822
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  4,485
           Distribution and service fees - Class B Shares (note 3) .........................................                 21,457
           Distribution and service fees - Class C Shares (note 3) .........................................                 12,743
           Custody fees ....................................................................................                  4,816
           Registration and filing administration fees (note 2) ............................................                 13,256
           Fund accounting fees (note 2) ...................................................................                 54,866
           Audit fees ......................................................................................                 16,550
           Legal fees ......................................................................................                 32,038
           Securities pricing fees .........................................................................                  4,787
           Shareholder recordkeeping fees ..................................................................                 36,000
           Other accounting fees (note 2) ..................................................................                 13,178
           Shareholder servicing expenses ..................................................................                  8,028
           Registration and filing expenses ................................................................                 24,445
           Printing expenses ...............................................................................                  3,528
           Trustee fees and meeting expenses ...............................................................                  3,871
           Other operating expenses ........................................................................                  4,579
                                                                                                                          ---------

               Total expenses ..............................................................................                312,738
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (82,672)
                    Investment advisory fees waived (note 2) ...............................................                (43,289)
                                                                                                                          ---------

               Net expenses ................................................................................                186,777
                                                                                                                          ---------

                    Net investment loss ....................................................................                (55,987)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (233,249)
      Increase in unrealized appreciation on investments ...................................................                972,562
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                739,313
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 683,326
                                                                                                                          =========


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended         Year ended
                                                                                                        May 31,            May 31,
                                                                                                         2002               2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income ........................................................       $   (55,987)       $    67,158
         Net realized (loss) gain from investment transactions ...............................          (233,249)           133,782
         Increase in unrealized appreciation on investments ..................................           972,562            316,006
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations ...........................           683,326            516,946
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ..................................                 0            (46,816)
         Net investment income - Investor Class Shares .......................................                 0             (8,233)
         Net investment income - Class B Shares ..............................................                 0            (10,164)
         Net investment income - Class C Shares ..............................................                 0             (2,176)
         Net realized gain from investment transactions - Institutional Class Shares .........           (30,682)                 0
         Net realized gain from investment transactions - Investor Class Shares ..............           (15,741)                 0
         Net realized gain from investment transactions - Class B Shares .....................           (15,865)                 0
         Net realized gain from investment transactions - Class C Shares .....................           (10,533)                 0
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............................           (72,821)           (67,389)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ................         4,966,991          2,044,116
                                                                                                     -----------        -----------

                     Total increase in net assets ............................................         5,577,496          2,493,673

NET ASSETS
     Beginning of year .......................................................................         7,201,966          4,708,293
                                                                                                     -----------        -----------

     End of year .............................................................................       $12,779,462        $ 7,201,966
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2002                          May 31, 2001
                                                                 Shares              Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            44,137        $   469,606             15,229        $   164,250
Shares issued for reinvestment of distributions ........             2,873             30,682              4,121             46,817
Shares redeemed ........................................               (10)              (106)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            47,000        $   500,182             19,350        $   211,067
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................           179,059        $ 1,939,701             91,367        $   981,729
Shares issued for reinvestment of distributions ........             1,412             15,119                620              7,097
Shares redeemed ........................................           (59,071)          (596,651)           (42,417)          (438,259)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           121,400        $ 1,358,169             49,570        $   550,567
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................           328,961        $ 3,657,636             96,792        $ 1,011,560
Shares issued for reinvestment of distributions ........               984             10,520                445              5,128
Shares redeemed ........................................          (120,721)        (1,289,873)           (49,119)          (527,706)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           209,224        $ 2,378,283             48,118        $   488,982
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            81,920        $   907,685             74,463        $   808,411
Shares issued for reinvestment of distributions ........               971             10,423                191              2,176
Shares redeemed ........................................           (16,796)          (187,751)            (1,525)           (17,087)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            66,095        $   730,357             73,129        $   793,500
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           634,077        $ 6,974,628            277,851        $ 2,965,950
Shares issued for reinvestment of distributions ........             6,240             66,744              5,377             61,218
Shares redeemed ........................................          (196,598)        (2,074,381)           (93,061)          (983,052)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           443,719        $ 4,966,991            190,167        $ 2,044,116
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.80      $     9.90      $     9.91      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.02)           0.17            0.18            0.04
           Net realized and unrealized gain (loss) on investments          0.85            0.90           (0.01)          (0.09)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.83            1.07            0.17           (0.05)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.17)          (0.18)          (0.04)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.17)          (0.18)          (0.04)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.54      $    10.80      $     9.90      $     9.91
                                                                     ==========      ==========      ==========      ==========

Total return ....................................................          7.78 %         10.70 %          1.64 %         (0.45)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $3,924,962      $3,164,763      $2,710,312      $  498,213
                                                                     ==========      ==========      ==========      ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.19 %          3.30 %          5.05 %         23.94 %(b)
           After expense reimbursements and waived fees .........          1.71 %          0.26 %          0.00 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.65)%         (1.47)%         (2.87)%        (22.69)%(b)
           After expense reimbursements and waived fees .........         (0.17)%          1.57 %          2.18 %          1.26 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.








                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.84      $     9.93      $     9.92      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.04)           0.13            0.12            0.02
           Net realized and unrealized gain (loss) on investments          0.85            0.91            0.01           (0.08)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.81            1.04            0.13           (0.06)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.13)          (0.12)          (0.02)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.13)          (0.12)          (0.02)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.56      $    10.84      $     9.93      $     9.92
                                                                     ==========      ==========      ==========      ==========

Total return (c) ................................................          7.57 %         10.41 %          1.36 %         (0.58)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $2,739,727      $1,253,515      $  656,212      $       99
                                                                     ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.39 %          3.86 %          4.29 %         15.49 %(b)
           After expense reimbursements and waived fees .........          1.96 %          0.68 %          0.25 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.91)%         (1.97)%         (1.96)%        (14.68)%(b)
           After expense reimbursements and waived fees .........         (0.48)%          1.21 %          2.08 %          0.81 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.


                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $    10.87          $     9.97          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income .................................         (0.07)               0.06                0.04
           Net realized and unrealized gain (loss) on investments .......          0.79                0.90               (0.23)
                                                                             ----------          ----------          ----------

               Total from investment operations .........................          0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ........................................          0.00               (0.06)              (0.04)
           Net realized gain from investment transactions ...............         (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ......................................         (0.09)              (0.06)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    11.50          $    10.87          $     9.97
                                                                             ==========          ==========          ==========

Total return (c) ........................................................          6.72 %              9.60 %             (1.85)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .........................................    $4,307,197          $1,796,569          $1,168,374
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................          4.14 %              4.33 %              4.09 %(b)
           After expense reimbursements and waived fees .................          2.71 %              1.28 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................         (2.66)%             (2.50)%             (1.78)%(b)
           After expense reimbursements and waived fees .................         (1.23)%              0.56 %              1.31 %(b)

      Portfolio turnover rate ...........................................          6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $    10.91          $     9.98          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income ...............................           (0.10)               0.03                0.03
           Net realized and unrealized gain (loss) on investments .....            0.82                0.93               (0.22)
                                                                             ----------          ----------          ----------

               Total from investment operations .......................            0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ......................................            0.00               (0.03)              (0.03)
           Net realized gain from investment transactions .............           (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ....................................           (0.09)              (0.03)              (0.03)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    11.54          $    10.91          $     9.98
                                                                             ==========          ==========          ==========

Total return (c) ......................................................            6.69 %              9.64 %             (1.86)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .......................................      $1,807,576          $  987,119          $  173,395
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............            4.18 %              4.44 %              4.07 %(b)
           After expense reimbursements and waived fees ...............            2.71 %              1.41 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..............           (2.66)%             (2.62)%             (1.77)%(b)
           After expense reimbursements and waived fees ...............           (1.19)%              0.40 %              1.30 %(b)

      Portfolio turnover rate .........................................            6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  The Fund has capital loss carryforwards for federal income tax purposes of $174,661, which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. The Advisor's agreement to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses was amended on April 26, 2001 to increase the expense limitation for the fiscal year ending May 31, 2002. This agreement became effective on August 1, 2001 and the current ratios per class are stated above. The previous ratios consisted of a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $43,289 ($0.05 per share) and reimbursed $82,672 of the operating expenses incurred by the Fund for the year ended May 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2002, the Distributor retained sales charges in the amount of $10,204.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $4,485, $21,457, and $12,743, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,160,528 and $508,978, respectively, for the year ended May 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.09 per share in distributions for the year ended March 31, 2002, $0.09 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2002



NOTE 6 - INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

         The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2002 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
                                                                                      Number of
                                                                                     Portfolios
                           Position(s)  Length                                         in Fund
       Name, Address,       held with  of Time        Principal Occupation(s)          Complex
           and Age         Fund/Trust   Served          During Past 5 Years         Overseen by      Other Directorships Held by
                                                                                       Trustee                 Trustee
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                       Independent Trustee

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Jack E. Brinson, 69       Trustee      Since   Retired;  Previously,                       1     Independent Trustee - Gardner
                                        1997    President  of Brinson                             Lewis  Investment Trust for the
                                                Investment  Co.   (personal                       three  series  of  that  trust;
                                                investments) and  President                       The    Nottingham    Investment
                                                of Brinson Chevrolet,  Inc.                       Trust II for the  seven  series
                                                (auto dealership)                                 of that trust; Hillman Capital
                                                                                                  Management Investment Trust
                                                                                                  for the two series of
                                                                                                  that trust; and de Leon
                                                                                                  Funds Trust for the
                                                                                                  one series of that trust
                                                                                                  (all registered investment
                                                                                                  companies)
-------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                             Officers

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 C. Frank Watson, III, 31  Secretary    Since   President and Chief Operating             n/a                     n/a
                                        1997    Officer(since 1999)of The
                                                Nottingham Company (Administrator
                                                to the Funds); previously,
                                                Chief Operating  Officer
                                                of The Nottingham Company
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Julian G. Winters, 33     Treasurer    Since   Vice President-Compliance                  n/a                     n/a
                                        1998    Administration (since 1998)of The
                                                Nottingham Company; previously,
                                                Fund  Accountant of The
                                                Nottingham Company
 ------------------------- ---------- -------- ---------------------------------- -------------- --------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
June 21, 2002











__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS C SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2002




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 29, 2002

Dear Shareholders,

"Just as there will be a great line of demarcation between the way the world operated pre-September 11 and the way it will operate in the future, we believe there will be a vast difference between the way the financial world operated pre-Enron and the way it will operate post-Enron." -Sequoia Fund 2001 Annual Report

It has been twenty-eight long months since the stock market averages peaked in March of 2000. By all accounts, the markets should have recovered by now.

I am reminded of one of the several guiding principles that the renowned investor, Sir John Templeton, says has enabled him to become one of the world's greatest investors.

Bear markets have always been temporary. Share prices have turned upward from one to twelve months before the bottom of the business cycle.

History does not always repeat itself in exactly the same way, however. The economy turned around in the first quarter of the year-Gross Domestic Product grew at an annual rate of 6.1% in the first quarter of this year (Standard & Poors Reports-April 2002). Recovery continued in the second quarter, but a slower pace.

Along with a recovering economy, the stock market was heading up in the first quarter, as one would expect. Yet, by the second quarter, while the economy kept recovering, the stock market started to falter. At second quarter's end, the S&P 500 index was down 13.8% to date (Standard & Poors Advisor Insight-6-28-02). The stock market seems to be disconnected with what is happening to the real economy.

The problem is what is  happening  in the real world.  Enron.  Arthur  Andersen.
Global Crossing. Tyco. Martha Stewart. Adelphia. Worldcom. Xerox. Terrorist alerts.

The breakdown in corporate financial reporting and governance has created a crisis in confidence. Yet, there is reason for hope. Our leaders in government and the accounting professionals are beginning to get the message that reforms are needed. Over the next several months we believe you will begin to see change. Oversight of the accounting profession will be strengthened. Auditors will become more vigilant. Corporate governance will be strengthened with more independent directors and more checks and balances. Those responsible for "cooking the books" or insider trading will be tried and some will go to jail. We believe that eventually, market forces, enforcement of existing regulations, and passage of some new regulations, will restore integrity to accounting and to the boardroom. We can even hope there also will be a renewed emphasis on personal integrity in all of business life, not for fear of being caught or publicly disgraced, but because it's the right thing to do.

The secret to our performance over the last year has been discipline. In a strange coincidence, I just finished reading When Genius Failed, an excellent book about the rise and fall of Long-Term Capital Management (LTCM). I say "strange" because even though LTCM and the Wisdom Fund are about as different as can be, the failure of the former and success of the latter teaches the same lesson. Investment success depends on personal discipline.

We are proud that Morningstar awarded the Wisdom Fund's Institutional and Investor Class Shares with its highest rating of five-stars in its Large Blend category on July 1, 2002 (This rating was based on three year return performance as of June 30, 2002. The Class B and Class C Shares of the fund had not yet been rated by Morningstar as of July 1, 2002 - Morningstar.com).

The fund has also outperformed Berkshire Hathaway^1 since the inception of the fund. We feel the reason for this is because of two main factors:

        1. Our holdings that act as proxies for the privately held companies of Berkshire have outperformed Berkshire's holdings, and
        2. Berkshire Hathaway trades at a premium to the net asset value of Berkshire's portfolio.

We just think about stocks as a business and then evaluate that business. This requires insulating yourself from popular opinion. We also don't think price-to-earnings, price-to-book, or price-to-sales ratios tell you very much. People seem to want a formula, but it's not that easy. To value something, you simply have to take its free cash flow from now to forever and then discount them back to the present using an appropriate discount rate. All cash is equal. You just need to evaluate a business's economic characteristics.

One thing important to know is what type of stocks we will not buy.

*Weak, money losing companies, generally with prices below $5.

*Speculative, money losing companies that have extreme valuations, often due to excitement over some type of emerging technology.

*Blue chip companies that are showing clear signs of weakness (especially on the balance sheet and cash flow statement) but retain their high valuations due to their image as stalwarts--and, in many cases, accounting tricks that maintain the illusion of strength.

As early as May 2000, Enron's disclosures were sending out red flags due to disclosures stating that Enron's chief financial officer was personally sharing in the profits of the off balance sheet entities being set up by Enron. Many times making money comes about from not losing money in stocks like Enron, WorldCom, Global Crossing, Xerox, etc.

We will continue to watch events unfold. We believe that investing in the same manner as we have since our inception over three years ago is the best way to ride out this crisis of confidence. We believe that eventually, confidence will be restored and a recovering economy and a low interest rate environment will create the conditions for markets to turn.

"The way to minimize risk is to focus on companies that are out of favor, and focus on companies that sell at significant discount."
-Michael Sandler, Clipper Fund, Investment Advisor, January 2002

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund



 1 There  are  material  differences  between  the  Wisdom  Fund  and  Berkshire
   Hathaway. The Wisdom Fund is a registered investment company and Berkshire Hathaway is a publicly held company. The Wisdom Fund will not be able to own the same portfolio as Berkshire Hathaway since some Berkshire Hathaway holdings are not publicly traded. There are some fees and expenses related to the management and distribution of the fund that are not paid by individuals who own Berkshire Hathaway (see the "Fees and Expenses of the Fund" section in the fund's prospectus). For more information on the differences between the Wisdom Fund and Berkshire Hathaway, please read the fund's prospectus in full.


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                                 CLASS C SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2002


[Line Graph Here]
--------------------------------------------------------------------------------
                            Wisdom Fund                   S&P 500 Total
                           Class C Shares                 Return Index
--------------------------------------------------------------------------------
   11/16/99                  $10,000                        $10,000
   02/29/00                    8,613                          9,655
   05/31/00                    9,813                         10,070
   08/31/00                   10,306                         10,787
   11/30/00                   11,161                          9,373
   02/28/01                   10,839                          8,863
    5/31/01                   10,760                          9,007
   08/31/01                   10,494                          8,156
   11/30/01                   10,592                          8,227
   02/28/02                   10,993                          8,020
    5/31/02                   11,480                          7,760


This graph depicts the performance of the Wisdom Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

        ------------------------------ ------------- ---------------------
                                                        Since 11/16/99
                                         One Year       (Commencement
                                                        of Operations)
        ------------------------------ ------------- ---------------------
               No Sales Charges            6.69%             5.59%
        ------------------------------ ------------- ---------------------
           1% Maximum Sales Charge         5.69%             5.59%
        ------------------------------ ------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the CDSC for the Class C Shares declines to 0% after the first year. However, the CDSC is reflected in the return table above as applicable. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested.

>> At May 31, 2002, the value of the Fund's Class C Shares would have increased to $11,480 - a cumulative total investment return of 14.80% since November 16, 1999.

>> At May 31, 2002, a similar investment in the S&P 500 Total Return Index would have decreased to $7,760 - a cumulative total investment return of (22.40)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 64.09%

      Apparel Manufacturing - 0.70%
        (a)Jones Apparel Group, Inc. ...........................................                     2,240               $    89,286
                                                                                                                         -----------

      Beverages - 10.02%
           The Coca-Cola Company ...............................................                    23,050                 1,280,658
                                                                                                                         -----------

      Building Materials - 0.90%
           Lowe's Companies, Inc. ..............................................                     2,130                   100,451
        (a)USG Corporation .....................................................                     2,400                    14,832
                                                                                                                         -----------
                                                                                                                             115,283
                                                                                                                         -----------
      Chemicals - 0.53%
           Great Lakes Chemical Corporation ....................................                     2,640                    67,003
                                                                                                                         -----------

      Commercial Services - 2.86%
           First American Corporation ..........................................                     6,150                   136,530
           H&R Block, Inc. .....................................................                     1,420                    63,758
           Moody's Corporation .................................................                     3,410                   164,226
                                                                                                                         -----------
                                                                                                                             364,514
                                                                                                                         -----------
      Computer Software & Services - 0.41%
           First Data Corporation ..............................................                       660                    52,272
                                                                                                                         -----------

      Cosmetics & Personal Care - 2.78%
           The Gillette Company ................................................                     9,980                   354,989
                                                                                                                         -----------

      Financial - Banks, Money Center - 4.21%
           MGIC Investment Corporation .........................................                     1,480                   107,714
           Wells Fargo Company .................................................                     8,222                   430,833
                                                                                                                         -----------
                                                                                                                             538,547
                                                                                                                         -----------
      Financial Services - 6.49%
           American Express Company ............................................                    18,850                   801,879
           SunTrust Banks, Inc. ................................................                       410                    27,950
                                                                                                                         -----------
                                                                                                                             829,829
                                                                                                                         -----------
      Insurance - Life & Health - 4.22%
           AFLAC, INCORPORATED .................................................                     3,630                   116,741
           Brown & Brown .......................................................                     5,480                   195,362
           CIGNA Corporation ...................................................                       887                    94,270
           Torchmark Corporation ...............................................                     3,280                   132,381
                                                                                                                         -----------
                                                                                                                             538,754
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 12.29%
           Ambac Financial Group, Inc. ...........................................                    2,330              $   156,949
           American International Group, Inc. ....................................                    2,485                  166,420
           American National Insurance Company ...................................                    1,200                  120,972
           Arthur J. Gallagher & Co. .............................................                    4,700                  165,675
           Loews Corporation .....................................................                    2,550                  145,605
           PartnerRe Ltd. ........................................................                    3,355                  169,360
           RenaissanceRe Holdings Ltd. ...........................................                    5,448                  198,852
           The Chubb Corporation .................................................                    1,550                  116,498
           The PMI Group, Inc. ...................................................                    1,750                  149,800
           The St. Paul Companies, Inc. ..........................................                    2,560                  109,082
        (a)Willis Group Holdings Limited .........................................                    2,200                   72,006
                                                                                                                         -----------
                                                                                                                           1,571,219
                                                                                                                         -----------
      Insurance - Property & Casualty - 7.97%
           ACE Limited ...........................................................                    2,860                   98,985
           Everest Re Group, Ltd. ................................................                    2,925                  183,134
           Fidelity National Financial, Inc. .....................................                    6,237                  190,665
           The Progressive Corporation ...........................................                    2,810                  166,380
           Wesco Financial Corporation ...........................................                      332                  103,584
           White Mountains Insurance Group Ltd. ..................................                      235                   83,425
           XL Capital Ltd. .......................................................                    2,175                  192,139
                                                                                                                         -----------
                                                                                                                           1,018,312
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,954
                                                                                                                         -----------

      Packaging & Containers - 0.13%
        (a)Sealed Air Corporation ................................................                      382                   17,095
                                                                                                                         -----------

      Publishing - Newspapers - 1.23%
           Gannett Co., Inc. .....................................................                      253                   19,177
           The Washington Post Company ...........................................                      223                  137,859
                                                                                                                         -----------
                                                                                                                             157,036
                                                                                                                         -----------
      Real Estate Investment Trusts - 1.10%
           HRPT Properties Trust .................................................                      475                    4,189
           Tanger Factory Outlet Centers, Inc. ...................................                    2,635                   71,488
           Town & Country Trust ..................................................                    2,976                   64,877
                                                                                                                         -----------
                                                                                                                             140,554
                                                                                                                         -----------
      Retail - Apparel - 0.07%
           The Gap, Inc. .........................................................                      600                    8,742
                                                                                                                         -----------

      Retail - Specialty Line - 1.20%
           The Sherwin-Williams Company ..........................................                    4,860                  153,576
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retirement / Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. .............................................                     4              $        26
                                                                                                                         -----------

      Telecommunications - 0.22%
           Shaw Communications Inc. .................................................                 1,677                   27,805
                                                                                                                         -----------

      Textiles - 3.38%
        (a)Mohawk Industries, Inc. ..................................................                 6,600                  432,432
                                                                                                                         -----------

      Transportation - Miscellaneous - 0.90%
           GATX Corporation .........................................................                 3,612                  115,403
                                                                                                                         -----------

      Utilities - Energy - 2.42%
           Duke Energy Corporation ..................................................                 1,650                   52,817
           FPL Group, Inc. ..........................................................                 1,565                   98,579
           Kinder Morgan, Inc. ......................................................                 2,200                   94,996
           Xcel Energy, Inc. ........................................................                 2,908                   62,493
                                                                                                                         -----------
                                                                                                                             308,885
                                                                                                                         -----------

           Total Common Stocks (Cost $6,782,857) ..........................................................                8,190,174
                                                                                                                         -----------

INVESTMENT COMPANIES - 8.87%

      Evergreen Money Market Fund Class I Shares #218 ...............................               566,647                  566,647
      Evergreen Select Money Market Fund Class I Shares #495 ........................               566,647                  566,647
                                                                                                                         -----------
           Total Investment Companies (Cost $1,133,294) ...................................................                1,133,294
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                       Principal                Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.09%

      United States Treasury Bill .................   $ 1,803,000              0.000%              06/27/02                1,800,968
           (Cost $1,799,339)                                                                                             -----------


Total Value of Investments (Cost $9,715,490 (b)) ....................................                 87.05 %            $11,124,436
Other Assets Less Liabilities .......................................................                 12.95 %              1,655,026
                                                                                                     ------              -----------

      Net Assets ....................................................................                100.00 %            $12,779,462
                                                                                                     ======              ===========





                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002



      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,554,006
           Unrealized depreciation ........................................................................                (145,060)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,408,946
                                                                                                                        ===========





































See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002


ASSETS
      Investments, at value (cost $9,715,490) .........................................................                $ 11,124,436
      Cash ............................................................................................                   1,285,651
      Income receivable ...............................................................................                      10,361
      Receivable for fund shares sold .................................................................                     396,667
      Other assets ....................................................................................                       6,691
      Due from advisor (note 2) .......................................................................                      10,182
                                                                                                                       ------------

           Total assets ...............................................................................                  12,833,988
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      28,878
      Payable for fund shares redeemed ................................................................                      25,648
                                                                                                                       ------------

           Total liabilities ..........................................................................                      54,526
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 12,779,462
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 11,604,385
      Accumulated net realized loss on investments ....................................................                    (233,869)
      Net unrealized appreciation on investments ......................................................                   1,408,946
                                                                                                                       ------------
                                                                                                                       $ 12,779,462
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,924,962 / 340,164 shares) ..............................................................                $      11.54
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($2,739,727 / 237,047 shares) ..............................................................                $      11.56
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $11.56) ........................................                $      12.27
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($4,307,197 / 374,474 shares) ..............................................................                $      11.50
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($1,807,576 / 156,591 shares) ..............................................................                $      11.54
                                                                                                                       ============









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ........................................................................................              $  25,199
           Dividends .......................................................................................                105,591
                                                                                                                          ---------

               Total income ................................................................................                130,790
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 43,289
           Fund administration fees (note 2) ...............................................................                 10,822
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  4,485
           Distribution and service fees - Class B Shares (note 3) .........................................                 21,457
           Distribution and service fees - Class C Shares (note 3) .........................................                 12,743
           Custody fees ....................................................................................                  4,816
           Registration and filing administration fees (note 2) ............................................                 13,256
           Fund accounting fees (note 2) ...................................................................                 54,866
           Audit fees ......................................................................................                 16,550
           Legal fees ......................................................................................                 32,038
           Securities pricing fees .........................................................................                  4,787
           Shareholder recordkeeping fees ..................................................................                 36,000
           Other accounting fees (note 2) ..................................................................                 13,178
           Shareholder servicing expenses ..................................................................                  8,028
           Registration and filing expenses ................................................................                 24,445
           Printing expenses ...............................................................................                  3,528
           Trustee fees and meeting expenses ...............................................................                  3,871
           Other operating expenses ........................................................................                  4,579
                                                                                                                          ---------

               Total expenses ..............................................................................                312,738
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (82,672)
                    Investment advisory fees waived (note 2) ...............................................                (43,289)
                                                                                                                          ---------

               Net expenses ................................................................................                186,777
                                                                                                                          ---------

                    Net investment loss ....................................................................                (55,987)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (233,249)
      Increase in unrealized appreciation on investments ...................................................                972,562
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                739,313
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 683,326
                                                                                                                          =========


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended         Year ended
                                                                                                        May 31,            May 31,
                                                                                                         2002               2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income ........................................................       $   (55,987)       $    67,158
         Net realized (loss) gain from investment transactions ...............................          (233,249)           133,782
         Increase in unrealized appreciation on investments ..................................           972,562            316,006
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations ...........................           683,326            516,946
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ..................................                 0            (46,816)
         Net investment income - Investor Class Shares .......................................                 0             (8,233)
         Net investment income - Class B Shares ..............................................                 0            (10,164)
         Net investment income - Class C Shares ..............................................                 0             (2,176)
         Net realized gain from investment transactions - Institutional Class Shares .........           (30,682)                 0
         Net realized gain from investment transactions - Investor Class Shares ..............           (15,741)                 0
         Net realized gain from investment transactions - Class B Shares .....................           (15,865)                 0
         Net realized gain from investment transactions - Class C Shares .....................           (10,533)                 0
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............................           (72,821)           (67,389)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ................         4,966,991          2,044,116
                                                                                                     -----------        -----------

                     Total increase in net assets ............................................         5,577,496          2,493,673

NET ASSETS
     Beginning of year .......................................................................         7,201,966          4,708,293
                                                                                                     -----------        -----------

     End of year .............................................................................       $12,779,462        $ 7,201,966
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2002                          May 31, 2001
                                                                 Shares              Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            44,137        $   469,606             15,229        $   164,250
Shares issued for reinvestment of distributions ........             2,873             30,682              4,121             46,817
Shares redeemed ........................................               (10)              (106)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            47,000        $   500,182             19,350        $   211,067
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................           179,059        $ 1,939,701             91,367        $   981,729
Shares issued for reinvestment of distributions ........             1,412             15,119                620              7,097
Shares redeemed ........................................           (59,071)          (596,651)           (42,417)          (438,259)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           121,400        $ 1,358,169             49,570        $   550,567
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................           328,961        $ 3,657,636             96,792        $ 1,011,560
Shares issued for reinvestment of distributions ........               984             10,520                445              5,128
Shares redeemed ........................................          (120,721)        (1,289,873)           (49,119)          (527,706)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           209,224        $ 2,378,283             48,118        $   488,982
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            81,920        $   907,685             74,463        $   808,411
Shares issued for reinvestment of distributions ........               971             10,423                191              2,176
Shares redeemed ........................................           (16,796)          (187,751)            (1,525)           (17,087)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            66,095        $   730,357             73,129        $   793,500
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           634,077        $ 6,974,628            277,851        $ 2,965,950
Shares issued for reinvestment of distributions ........             6,240             66,744              5,377             61,218
Shares redeemed ........................................          (196,598)        (2,074,381)           (93,061)          (983,052)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           443,719        $ 4,966,991            190,167        $ 2,044,116
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.80      $     9.90      $     9.91      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.02)           0.17            0.18            0.04
           Net realized and unrealized gain (loss) on investments          0.85            0.90           (0.01)          (0.09)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.83            1.07            0.17           (0.05)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.17)          (0.18)          (0.04)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.17)          (0.18)          (0.04)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.54      $    10.80      $     9.90      $     9.91
                                                                     ==========      ==========      ==========      ==========

Total return ....................................................          7.78 %         10.70 %          1.64 %         (0.45)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $3,924,962      $3,164,763      $2,710,312      $  498,213
                                                                     ==========      ==========      ==========      ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.19 %          3.30 %          5.05 %         23.94 %(b)
           After expense reimbursements and waived fees .........          1.71 %          0.26 %          0.00 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.65)%         (1.47)%         (2.87)%        (22.69)%(b)
           After expense reimbursements and waived fees .........         (0.17)%          1.57 %          2.18 %          1.26 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.








                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year ended      Year ended      Year ended     Period ended
                                                                       May 31,         May 31,         May 31,         May 31,
                                                                        2002            2001            2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $    10.84      $     9.93      $     9.92      $    10.00

      Income (loss) from investment operations
           Net investment (loss) income .........................         (0.04)           0.13            0.12            0.02
           Net realized and unrealized gain (loss) on investments          0.85            0.91            0.01           (0.08)
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations .................          0.81            1.04            0.13           (0.06)
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.13)          (0.12)          (0.02)
           Net realized gain from investment transactions .......         (0.09)           0.00            0.00            0.00
                                                                     ----------      ----------      ----------      ----------

               Total distributions ..............................         (0.09)          (0.13)          (0.12)          (0.02)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ..................................    $    11.56      $    10.84      $     9.93      $     9.92
                                                                     ==========      ==========      ==========      ==========

Total return (c) ................................................          7.57 %         10.41 %          1.36 %         (0.58)%
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period .................................    $2,739,727      $1,253,515      $  656,212      $       99
                                                                     ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.39 %          3.86 %          4.29 %         15.49 %(b)
           After expense reimbursements and waived fees .........          1.96 %          0.68 %          0.25 %          0.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (1.91)%         (1.97)%         (1.96)%        (14.68)%(b)
           After expense reimbursements and waived fees .........         (0.48)%          1.21 %          2.08 %          0.81 %(b)

      Portfolio turnover rate ...................................          6.78 %         15.46 %         41.69 %          7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.


                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $    10.87          $     9.97          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income .................................         (0.07)               0.06                0.04
           Net realized and unrealized gain (loss) on investments .......          0.79                0.90               (0.23)
                                                                             ----------          ----------          ----------

               Total from investment operations .........................          0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ........................................          0.00               (0.06)              (0.04)
           Net realized gain from investment transactions ...............         (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ......................................         (0.09)              (0.06)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    11.50          $    10.87          $     9.97
                                                                             ==========          ==========          ==========

Total return (c) ........................................................          6.72 %              9.60 %             (1.85)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .........................................    $4,307,197          $1,796,569          $1,168,374
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................          4.14 %              4.33 %              4.09 %(b)
           After expense reimbursements and waived fees .................          2.71 %              1.28 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................         (2.66)%             (2.50)%             (1.78)%(b)
           After expense reimbursements and waived fees .................         (1.23)%              0.56 %              1.31 %(b)

      Portfolio turnover rate ...........................................          6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2002                2001              2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $    10.91          $     9.98          $    10.20

      Income (loss) from investment operations
           Net investment (loss) income ...............................           (0.10)               0.03                0.03
           Net realized and unrealized gain (loss) on investments .....            0.82                0.93               (0.22)
                                                                             ----------          ----------          ----------

               Total from investment operations .......................            0.72                0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ......................................            0.00               (0.03)              (0.03)
           Net realized gain from investment transactions .............           (0.09)               0.00                0.00
                                                                             ----------          ----------          ----------

               Total distributions ....................................           (0.09)              (0.03)              (0.03)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    11.54          $    10.91          $     9.98
                                                                             ==========          ==========          ==========

Total return (c) ......................................................            6.69 %              9.64 %             (1.86)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .......................................      $1,807,576          $  987,119          $  173,395
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............            4.18 %              4.44 %              4.07 %(b)
           After expense reimbursements and waived fees ...............            2.71 %              1.41 %              1.00 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..............           (2.66)%             (2.62)%             (1.77)%(b)
           After expense reimbursements and waived fees ...............           (1.19)%              0.40 %              1.30 %(b)

      Portfolio turnover rate .........................................            6.78 %             15.46 %             41.69 %


(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  The Fund has capital loss carryforwards for federal income tax purposes of $174,661, which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. The Advisor's agreement to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses was amended on April 26, 2001 to increase the expense limitation for the fiscal year ending May 31, 2002. This agreement became effective on August 1, 2001 and the current ratios per class are stated above. The previous ratios consisted of a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $43,289 ($0.05 per share) and reimbursed $82,672 of the operating expenses incurred by the Fund for the year ended May 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2002, the Distributor retained sales charges in the amount of $10,204.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $4,485, $21,457, and $12,743, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,160,528 and $508,978, respectively, for the year ended May 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.09 per share in distributions for the year ended March 31, 2002, $0.09 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2002



NOTE 6 - INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

         The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2002 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
                                                                                      Number of
                                                                                     Portfolios
                           Position(s)  Length                                         in Fund
       Name, Address,       held with  of Time        Principal Occupation(s)          Complex
           and Age         Fund/Trust   Served          During Past 5 Years         Overseen by      Other Directorships Held by
                                                                                       Trustee                 Trustee
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                       Independent Trustee

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Jack E. Brinson, 69       Trustee      Since   Retired;  Previously,                       1     Independent Trustee - Gardner
                                        1997    President  of Brinson                             Lewis  Investment Trust for the
                                                Investment  Co.   (personal                       three  series  of  that  trust;
                                                investments) and  President                       The    Nottingham    Investment
                                                of Brinson Chevrolet,  Inc.                       Trust II for the  seven  series
                                                (auto dealership)                                 of that trust; Hillman Capital
                                                                                                  Management Investment Trust
                                                                                                  for the two series of
                                                                                                  that trust; and de Leon
                                                                                                  Funds Trust for the
                                                                                                  one series of that trust
                                                                                                  (all registered investment
                                                                                                  companies)
-------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------

                                                             Officers

 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 C. Frank Watson, III, 31  Secretary    Since   President and Chief Operating             n/a                     n/a
                                        1997    Officer(since 1999)of The
                                                Nottingham Company (Administrator
                                                to the Funds); previously,
                                                Chief Operating  Officer
                                                of The Nottingham Company
 ------------------------- ----------- -------- ---------------------------------- -------------- --------------------------------
 Julian G. Winters, 33     Treasurer    Since   Vice President-Compliance                  n/a                     n/a
                                        1998    Administration (since 1998)of The
                                                Nottingham Company; previously,
                                                Fund  Accountant of The
                                                Nottingham Company
 ------------------------- ---------- -------- ---------------------------------- -------------- --------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
June 21, 2002








__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.